Note 20 - Expenses - Components of Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Wages and benefits	[1]	$ 2,839,088	$ 1,572,567	$ 1,241,054
Subcontract fees		1,044,936	1,013,539	1,560,819
Stock-based compensation		369,007	373,196	552,416
Supplies		1,189,842	206,523	178,203
		5,442,873	3,165,825	3,532,492
Stock-based compensation		2,805,917	3,697,068	4,265,704
Wages and benefits	[1]	2,574,978	2,800,878	1,306,051
Depreciation and amortization		2,275,160	1,521,566	319,863
General expenses	[1]	1,038,857	1,292,341	1,012,340
Professional fees		624,941	715,716	812,115
Management and consulting fees		229,577	611,861	665,771
Rent and facility costs	[1]	1,321,311	782,174	232,265
		$ 10,870,741	$ 11,421,604	$ 8,614,109

[1]	Certain prior period figures have been reclassified to conform with the current period's presentation.